CONVERTIBLE PROMISSORY NOTES	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 10 - CONVERTIBLE PROMISSORY NOTES

Convertible promissory notes consist of the following at March 31, 2018 and December 31, 2017:

	March 31, 2018	December 31, 2017

Convertible promissory notes totaling $1,900,000 due between November 11, 2017 and May 8, 2018, interest payable at 8% per annum; unsecured; principal and accrued interest convertible into common stock at the lower of $7.00 per share or the price per share of the latest closing of a debt or equity offering by the Company greater than $3,000,000; accrued interest due between November 11, 2017 and May 8, 2018	$1,900,000	$1,900,000
Convertible promissory notes totaling $2,025,000 due November 30, 2018, interest payable at 9% per annum; unsecured; principal and accrued interest convertible into common stock at either the price per share equal to the average closing price of the Company’s Common Stock on the OTC Markets for the five consecutive trading days prior to the delivery of a Notice of Conversion (“Optional Conversion”) or price per share equal to 75% of the price of the Company’s next bona fide sale of its preferred stock or Common Stock in excess of $4,000,000 in gross proceeds, in one transaction or a series of related transactions, which offering definitively sets a price per share of the Company’s Common Stock or preferred stock and enables the Company to list its common stock on a national securities exchange; accrued interest to be paid quarterly beginning June 30, 2018	2,025,000	-
	3,925,000	1,900,000

Unamortized discount	(634,550)	(348,512)
Current portion of convertible promissory notes	3,290,450	1,551,488
Convertible promissory notes, less current portion	$-	$-

As of March 31, 2018, there were eight convertible promissory notes (“Notes”) totaling $1,700,000 that were in default. On April 15, 2018, the Company amended six of Notes to extend the maturity date to May 31, 2018. Of these six Notes, two Notes totaling $250,000 were repaid on April 23, 2018. In addition, two Notes totaling $500,000 are currently being negotiated to either extend the maturity date, be repaid or be converted into common stock of Company.

During the three months ended March 31, 2018 and 2017, the Company incurred $147,608 and $0, respectively, amortization of discount. During the three months ended March 31, 2018 and 2017, the Company incurred $303,174 and $0, respectively, amortization of discount. Interest expense for the three ended March 31, 2018 and 2017 was $111,008 and 0, respectively

Convertible promissory notes consist of the following at December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016

Convertible promissory notes totaling $1,900,000 due between November 11, 2017 and May 8, 2018, interest payable at 8% per annum; unsecured; principal and accrued interest convertible into common stock at the lower of $7.00 per share or the price per share of the latest closing of a debt or equity offering by the Company greater than $3,000,000; accrued interest due between November 11, 2017 and May 8, 2018; convertible promissory notes totaling $1,300,000 were amended to extend the maturity date to March 31, 2018	$1,900,000	$-

	1,900,000	-
Unamortized discount	(348,512)	-
Convertible promissory notes	$1,551,488	$-

During the year ended December 31, 2017 and 2016, the Company incurred $1,170,873 and $0, respectively, amortization of discount. Interest expense for the year ended December 31, 2017 and 2016 was $84,161 and $0, respectively.